Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Weighted average number of shares for diluted earnings per share
Weighted average number of shares for basic earnings per share (in shares)	29,535	29,410
Effect of dilutive potential shares: restricted shares and share options (in shares)	75
Weighted average number of shares for diluted earnings per share (in shares)	29,610	29,410
Earnings per share attributable to owners of the parent during the period
Profit Loss Attributable to Owners of Parent from Continuing Operations	€ 1,314	€ (2,128)
Basic profit/(loss) per share	€ 4.45	€ (7.24)
Diluted profit/(loss) per share	€ 4.44	€ (7.24)